TRADE RECEIVABLES AND OTHER - Aging of Total Trade Receivables - Net (Details) - EUR (€) € in Millions	Jun. 30, 2020	Dec. 31, 2019
Trade receivables [line items]
Trade receivables	€ 386	€ 393
Not past due
Trade receivables [line items]
Trade receivables	369	380
1 – 30 days past due
Trade receivables [line items]
Trade receivables	15	10
31 – 60 days past due
Trade receivables [line items]
Trade receivables	2	3
61 – 90 days past due
Trade receivables [line items]
Trade receivables	0	0
Greater than 90 days past due
Trade receivables [line items]
Trade receivables	€ 0	€ 0